Group employees (Tables)	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2023 Number	2022 Number
U.S.	3,861	4,274
AME	32,948	34,162
APMEA	13,030	13,641
Subsidiary undertakings	49,839	52,077
Associates	25,613	25,874
	75,452	77,951
Note:
1.Effective from 2023, the Group revised its regional structure from four regions to three, with the comparator data provided on this revised basis.